Financial Risk Management - Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [Line Items]
Secured bank borrowings	₩ 268,093	₩ 642,172
Unsecured bank borrowings	5,958,427	2,950,184
Unsecured bond issues	2,332,257	2,010,762
Other accounts payable	₩ 3,566,629	₩ 3,169,937
Borrowings, bonds and others [member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	2.09%	1.57%
Borrowings, bonds and others [member] | Top of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	3.37%	2.92%
Not measured at fair value but for which the fair value is disclosed [member] | Secured bank borrowings [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Unsecured bank borrowings [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Unsecured bond issues [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Other accounts payable [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique		Discounted cash flow
Input		Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [Line Items]
Secured bank borrowings	₩ 268,093	₩ 642,172
Unsecured bank borrowings	6,013,903	2,955,399
Unsecured bond issues	₩ 2,384,987	2,016,086
Other accounts payable		₩ 3,170,147